Leases (Details) - Schedule of Future Minimum Rental Payments - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Rental Payments [Abstract]
Remainder of 2024	$ 22,275
2025	36,700
2026	39,370
2027	40,945
2028	42,582
Thereafter	10,714
Total undiscounted lease payments	192,586
Less: effects of discounting	(21,747)
Operating Lease Liability	170,839
Classified as:
Current lease liabilities	22,981	$ 22,237
Non-current lease liabilities	$ 147,858	$ 27,299